UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	 September 30, 2008
Check here if Amendment	[];	Amendment Number:

This Amendment (Check only one,):			[  ] is a restatement
							[  ] adds new holdings entries

Institutional Investment Manager Filing this Repot:
				Name:			Eastover Capital Management
				Address:		4725 Piedmont Row Drive
							Suite 450
							Charlotte, NC  28210
				13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting manager:

Name:					Jayne P Holland
Title:					Executive Vice President
Phone:					704-336-6818
Signature,				Place,			and Date of Signing:
Jayne P. Holland			Charlotte, NC		October 8,2008
Report Type (Check only one.):
					[X]	13F HOLDING REPORT.
					[  ]	13F  NOTICE.
					[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	79 DATA RECORDS
Form 13F Information Table Value Total:	$91598

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC, Inc.                    Com              001055102     1549    26373 SH       SOLE                    26373
Abbott Laboratories            Com              002824100      518     8990 SH       SOLE                     8990
Air Products & Chemicals       Com              009158106     1330    19421 SH       SOLE                    19421
Allergan Inc                   Com              018490102      355     6900 SH       SOLE                     6900
Allstate Corp                  Com              020002101      210     4551 SH       SOLE                     4551
Altria Group Inc               Com              02209s103      626    31575 SH       SOLE                    31575
American Express               Com              025816109      816    23020 SH       SOLE                    23020
Autodesk Inc                   Com              052769106     1204    35876 SH       SOLE                    35876
Automatic Data Processing Inc  Com              053015103     1466    34295 SH       SOLE                    34295
Avery Dennison Corp            Com              053611109      495    11135 SH       SOLE                    11135
BB&T Corporation               Com              054937107      878    23225 SH       SOLE                    23225
Bank of America Corp           Com              060505104     2018    57671 SH       SOLE                    57671
Bank of NY Mellon Corp         Com              064058100     1298    39836 SH       SOLE                    39836
Cadence Design Systems         Com              127387108      166    24556 SH       SOLE                    24556
Chevron Corp                   Com              166764100     2224    26963 SH       SOLE                    26963
Cisco Systems                  Com              17275R102     1428    63315 SH       SOLE                    63315
Conagra Inc                    Com              205887102      335    17228 SH       SOLE                    17228
Corning Inc                    Com              219350105      851    54405 SH       SOLE                    54405
Costco Wholesale Corp          Com              22160k105      390     6000 SH       SOLE                     6000
Dean Foods Co                  Com              242370104     1088    46565 SH       SOLE                    46565
Donaldson Co Inc               Com              257651109      335     8000 SH       SOLE                     8000
E.I. DuPont                    Com              263534109      216     5350 SH       SOLE                     5350
Eastover Trust Co              Com              999999998       75    15000 SH       SOLE                    15000
Ecolab Inc                     Com              278865100      299     6165 SH       SOLE                     6165
Electronic Arts                Com              285512109     1235    33388 SH       SOLE                    33388
Emerson Electric Co            Com              291011104      409    10020 SH       SOLE                    10020
Exxon Mobil Corp               Com              30231G102     3155    40622 SH       SOLE                    40622
Flowserve CP                   Com              34354P105     1175    13240 SH       SOLE                    13240
General Electric               Com              369604103     2383    93454 SH       SOLE                    93454
Genzyme Corp                   Com              372917104     1887    23324 SH       SOLE                    23324
Gilead Sciences Inc            Com              375558103     1361    29833 SH       SOLE                    29833
Hewlett-Packard Co             Com              428236103     1852    40052 SH       SOLE                    40052
Hill-Rom Holdings              Com              431475102      335    11068 SH       SOLE                    11068
Hillenbrand Inc                Com              431571108      223    11068 SH       SOLE                    11068
Honeywell Inc.                 Com              438516106     1648    39670 SH       SOLE                    39670
Int'l Bus. Machines            Com              459200101      491     4200 SH       SOLE                     4200
Intel Corp                     Com              458140100     1606    85750 SH       SOLE                    85750
JPMorgan Chase & Co            Com              46625H100      324     6948 SH       SOLE                     6948
Johnson & Johnson              Com              478160104     2310    33344 SH       SOLE                    33344
Kohl's                         Com              500255104     1489    32305 SH       SOLE                    32305
L-3 Communications Holdings Cl Com              502424104     1259    12804 SH       SOLE                    12804
Lockheed Martin                Com              539830109      213     1940 SH       SOLE                     1940
Microsoft Corp                 Com              594918104     2119    79379 SH       SOLE                    79379
National Oilwell Varco         Com              637071101      769    15309 SH       SOLE                    15309
PNC Financial                  Com              693475105     1644    22009 SH       SOLE                    22009
Patterson Companies Inc        Com              703395103     1393    45791 SH       SOLE                    45791
Peabody Energy Corp            Com              704549104      944    20980 SH       SOLE                    20980
Pepsico Inc                    Com              713448108     2246    31517 SH       SOLE                    31517
Pharmaceutical Product Develop Com              717124101     1192    28830 SH       SOLE                    28830
Philip Morris Intl Inc         Com              718172109     1443    29997 SH       SOLE                    29997
Procter & Gamble               Com              742718109     2128    30541 SH       SOLE                    30541
Prudential Financial           Com              744320102     2174    30188 SH       SOLE                    30188
Roper Industries Inc           Com              776696106     1067    18725 SH       SOLE                    18725
Royal Bank of Canada           Com              780087102      940    19570 SH       SOLE                    19570
Safeway Inc Com New            Com              786514208      204     8592 SH       SOLE                     8592
Schein (Henry) Inc             Com              806407102      657    12194 SH       SOLE                    12194
Schlumberger ltd               Com              806857108     1498    19189 SH       SOLE                    19189
Sherwin-Williams               Com              824348106      286     5000 SH       SOLE                     5000
Sysco Corp                     Com              871829107     1214    39393 SH       SOLE                    39393
Target Corp                    Com              87612E106     1630    33233 SH       SOLE                    33233
Thermo Fisher Scientific Inc   Com              883556102     2102    38215 SH       SOLE                    38215
Unifi Inc                      Com              904677101       78    16082 SH       SOLE                    16082
Valspar Corp                   Com              920355104      315    14112 SH       SOLE                    14112
Verizon Communications         Com              92343v104     1352    42126 SH       SOLE                    42126
Yadkin Valley Bk & Trust, Elki Com              984314104      494    29125 SH       SOLE                    29125
Zimmer Holdings Inc            Com              98956p102     1213    18792 SH       SOLE                    18792
iShares Cohen & Steers REIT                     464287564      751     9800 SH       SOLE                     9800
iShares MSCI E.M.I.F.                           464287234      748    21888 SH       SOLE                    21888
iShares Russell 2000 Growth In                  464287648     1972    27899 SH       SOLE                    27899
iShares Russell 2000 Small Cap                  464287655      242     3563 SH       SOLE                     3563
iShares Russell 2000 Value Ind                  464287630     1730    25731 SH       SOLE                    25731
iShares Russell Mid-Cap                         464287499      235     2864 SH       SOLE                     2864
iShares Russell Mid-Cap Growth                  464287481     3109    71693 SH       SOLE                    71693
iShares Russell Mid-Cap Value                   464287473     2058    52497 SH       SOLE                    52497
iShares S&P TR 500 Index Fund                   464287200      329     2819 SH       SOLE                     2819
iShares TR Dow Jones US REIT                    464287739      261     4215 SH       SOLE                     4215
iShares TR MSCI EAFE Index Fun                  464287465     6589   117030 SH       SOLE                   117030
Merrill Lynch Private Equity F                  554998948      803 1245.000 SH       SOLE                 1245.000
Vanguard Short-Term Investment                  922034106      143 14258.555SH       SOLE                14258.555